American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
March 31, 2023
unaudited
Growth funds 80.08%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	591,613	$19,606
American Funds Insurance Series - Growth Fund, Class 1	153,139	13,087
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	560,579	9,726
American Funds Insurance Series - International Fund, Class 1	392,648	6,612
American Funds Insurance Series - New World Fund, Class 1	137,258	3,264
Total growth funds (cost: $56,279,000)		52,295
Growth-and-income funds 20.00%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,052,266	13,059
Total growth-and-income funds (cost: $13,972,000)		13,059
Total investment securities 100.08% (cost: $70,251,000)		65,354
Other assets less liabilities (0.08)%		(52)
Net assets 100.00%		$65,302
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.08%
American Funds Insurance Series - Global Growth Fund, Class 1	$18,388	$156	$725	$(195)	$1,982	$19,606	$—	$—
American Funds Insurance Series - Growth Fund, Class 1	12,224	137	749	(256)	1,731	13,087	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	9,237	217	379	(358)	1,009	9,726	—	—
American Funds Insurance Series - International Fund, Class 1	6,153	136	284	(93)	700	6,612	—	—
American Funds Insurance Series - New World Fund, Class 1	3,097	40	77	(13)	217	3,264	—	—
						52,295
Growth-and-income funds 20.00%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	12,279	326	319	(13)	786	13,059	—	—
Total 100.08%				$(928)	$6,425	$65,354	$—	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 12

American Funds® Growth and Income Portfolio
Investment portfolio
March 31, 2023
unaudited

Growth funds 10.04%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	398,228	$34,033
Total growth funds (cost: $30,088,000)		34,033
Growth-and-income funds 40.19%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,517,041	68,467
American Funds Insurance Series - Growth-Income Fund, Class 1	957,812	50,917
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,313,541	16,866
Total growth-and-income funds (cost: $143,660,000)		136,250
Asset allocation funds 9.92%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,482,026	33,627
Total asset allocation funds (cost: $41,712,000)		33,627
Equity-income funds 9.92%
American Funds Insurance Series - Capital Income Builder, Class 1	3,015,445	33,622
Total equity-income funds (cost: $29,290,000)		33,622
Fixed income funds 30.01%
American Funds Insurance Series - The Bond Fund of America, Class 1	10,501,577	101,760
Total fixed income funds (cost: $116,715,000)		101,760
Total investment securities 100.08% (cost: $361,465,000)		339,292
Other assets less liabilities (0.08)%		(275)
Net assets 100.00%		$339,017
American Funds Insurance Series — Portfolio Series — Page 2 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.04%
American Funds Insurance Series - Growth Fund, Class 1	$32,068	$122	$2,020	$(548)	$4,411	$34,033	$—	$—
Growth-and-income funds 40.19%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	65,384	558	1,622	(750)	4,897	68,467	—	—
American Funds Insurance Series - Growth-Income Fund, Class 1	65,332	413	18,241	(118)	3,531	50,917	—	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	—	17,000	6	— [2]	(128)	16,866	—	—
						136,250
Asset allocation funds 9.92%
American Funds Insurance Series - Asset Allocation Fund, Class 1	32,555	409	55	(17)	735	33,627	—	—
Equity-income funds 9.92%
American Funds Insurance Series - Capital Income Builder, Class 1	32,842	449	149	(1)	481	33,622	209	—
Fixed income funds 30.01%
American Funds Insurance Series - The Bond Fund of America, Class 1	97,317	2,941	1,397	(13)	2,912	101,760	—	—
Total 100.08%				$(1,447)	$16,839	$339,292	$209	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — Page 3 of 12

American Funds® Managed Risk Growth Portfolio
Investment portfolio
March 31, 2023
unaudited

Growth funds 55.21%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,698,773	$487,017
American Funds Insurance Series – Global Growth Fund, Class 1	7,347,874	243,509
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	9,359,680	162,390
Total growth funds (cost: $859,909,000)		892,916
Growth-and-income funds 20.07%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,580,673	243,509
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	6,317,610	81,118
Total growth-and-income funds (cost: $334,000,000)		324,627
Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,501,204	324,627
Total fixed income funds (cost: $335,292,000)		324,627
Short-term securities 2.33%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[2]	37,664,950	37,665
Total short-term securities (cost: $37,665,000)		37,665
Options purchased 0.14%
Options purchased*		2,313
Total options purchased (cost: $3,647,000)		2,313
Total investment securities 97.82% (cost: $1,570,513,000)		1,582,148
Other assets less liabilities 2.18%		35,206
Net assets 100.00%		$1,617,354
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	1,400	USD 575,303	USD 2,850.00	9/15/2023	$2,247
S&P 500 Index	35	14,383	2,950.00	9/15/2023	66
					$2,313
American Funds Insurance Series — Portfolio Series — Page 4 of 12

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,188	June 2023	USD 130,095	$2,086
Japanese Yen Currency Futures	Short	94	June 2023	(8,956)	(153)
Nikkei 225 Index Futures	Short	45	June 2023	(9,557)	(165)
FTSE 100 Index Futures	Short	119	June 2023	(11,240)	(198)
British Pound Currency Futures	Short	150	June 2023	(11,583)	(380)
Russell 2000 Mini Index Futures	Short	238	June 2023	(21,581)	(174)
Mini MSCI Emerging Market Index Futures	Short	650	June 2023	(32,354)	(1,254)
S&P Mid 400 E-mini Index Futures	Short	157	June 2023	(39,716)	(735)
Euro Stoxx 50 Index Futures	Short	1,200	June 2023	(55,526)	(2,750)
Euro Currency Futures	Short	423	June 2023	(57,652)	(1,249)
S&P 500 E-mini Index Futures	Short	1,645	June 2023	(340,330)	(17,049)
					$(22,021)
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 55.21%
American Funds Insurance Series – Growth Fund, Class 1	$471,472	$65,294	$106,142	$(26,823)	$83,216	$487,017	$—	$—
American Funds Insurance Series – Global Growth Fund, Class 1	235,810	17,475	32,590	(12,154)	34,968	243,509	—	—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	157,207	17,877	23,956	(13,700)	24,962	162,390	—	—
						892,916
Growth-and-income funds 20.07%
American Funds Insurance Series – Growth-Income Fund, Class 1	235,810	20,730	27,079	1,154	12,894	243,509	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	78,603	8,517	7,026	(725)	1,749	81,118	—	—
						324,627
Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1	298,604	55,386	37,974	(6,965)	15,576	324,627	—	—
Total 95.35%				$(59,213)	$173,365	$1,542,170	$—	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 3/31/2023.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 5 of 12

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2023
unaudited

Growth funds 10.03%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,506,270	$128,726
Total growth funds (cost: $120,706,000)		128,726
Growth-and-income funds 50.14%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	25,926,957	321,753
American Funds Insurance Series – Growth-Income Fund, Class 1	4,840,660	257,329
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,007,929	64,302
Total growth-and-income funds (cost: $646,435,000)		643,384
Asset allocation funds 5.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,833,927	64,302
Total asset allocation funds (cost: $72,977,000)		64,302
Equity-income funds 15.05%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,311,899	193,028
Total equity-income funds (cost: $187,623,000)		193,028
Fixed income funds 15.05%
American Funds Insurance Series – The Bond Fund of America, Class 1	19,920,297	193,028
Total fixed income funds (cost: $200,856,000)		193,028
Short-term securities 2.44%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	31,265,005	31,265
Total short-term securities (cost: $31,265,000)		31,265
Options purchased 0.15%
Options purchased*		1,977
Total options purchased (cost: $3,031,000)		1,977
Total investment securities 97.87% (cost: $1,262,893,000)		1,255,710
Other assets less liabilities 2.13%		27,364
Net assets 100.00%		$1,283,074
American Funds Insurance Series — Portfolio Series — Page 6 of 12

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	975	USD 400,658	USD 2,850.00	9/15/2023	$1,565
S&P 500 Index	100	41,093	2,875.00	9/15/2023	167
S&P 500 Index	130	53,421	2,950.00	9/15/2023	245
					$1,977
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,090	June 2023	USD 119,364	$1,510
Russell 2000 Mini Index Futures	Short	34	June 2023	(3,083)	(23)
Japanese Yen Currency Futures	Short	118	June 2023	(11,243)	(195)
Nikkei 225 Index Futures	Short	57	June 2023	(12,106)	(261)
FTSE 100 Index Futures	Short	177	June 2023	(16,718)	(309)
British Pound Currency Futures	Short	222	June 2023	(17,143)	(538)
S&P Mid 400 E-mini Index Futures	Short	87	June 2023	(22,008)	(352)
Mini MSCI Emerging Market Index Futures	Short	505	June 2023	(25,136)	(979)
Euro Stoxx 50 Index Futures	Short	924	June 2023	(42,755)	(2,138)
Euro Currency Futures	Short	325	June 2023	(44,296)	(963)
S&P 500 E-mini Index Futures	Short	1,198	June 2023	(247,851)	(12,526)
					$(16,774)
American Funds Insurance Series — Portfolio Series — Page 7 of 12

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.03%
American Funds Insurance Series – Growth Fund, Class 1	$126,842	$15,925	$29,187	$(5,152)	$20,298	$128,726	$—	$—
Growth-and-income funds 50.14%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	317,226	23,531	39,222	(18,596)	38,814	321,753	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	317,226	21,963	98,834	(20,060)	37,034	257,329	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	—	69,824	5,148	(1)	(373)	64,302	—	—
						643,384
Asset allocation funds 5.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	63,421	3,229	3,809	(1,013)	2,474	64,302	—	—
Equity-income funds 15.05%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	190,263	11,440	11,579	1,348	1,556	193,028	1,195	—
Fixed income funds 15.05%
American Funds Insurance Series – The Bond Fund of America, Class 1	183,909	20,514	16,821	(3,165)	8,591	193,028	—	—
Total 95.28%				$(46,639)	$108,394	$1,222,468	$1,195	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 8 of 12

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2023
unaudited

Growth funds 25.02%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,817,054	$93,357
Total growth funds (cost: $87,742,000)		93,357
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	6,018,761	74,693
Total growth-and-income funds (cost: $77,301,000)		74,693
Asset allocation funds 10.02%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,646,723	37,364
Total asset allocation funds (cost: $39,020,000)		37,364
Balanced funds 25.02%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1[1]	7,137,398	93,357
Total balanced funds (cost: $92,788,000)		93,357
Fixed income funds 15.02%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,693,952	56,029
Total fixed income funds (cost: $56,761,000)		56,029
Short-term securities 3.02%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[2]	11,242,684	11,243
Total short-term securities (cost: $11,243,000)		11,243
Options purchased 0.18%
Options purchased*		683
Total options purchased (cost: $1,041,000)		683
Total investment securities 98.30% (cost: $365,896,000)		366,726
Other assets less liabilities 1.70%		6,345
Net assets 100.00%		$373,071
American Funds Insurance Series — Portfolio Series — Page 9 of 12

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	315	USD 129,443	USD 2,850.00	9/15/2023	$506
S&P 500 Index	50	20,547	2,875.00	9/15/2023	83
S&P 500 Index	50	20,546	2,950.00	9/15/2023	94
					$683
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	195	June 2023	USD 21,354	$431
Russell 2000 Mini Index Futures	Short	10	June 2023	(907)	(13)
Japanese Yen Currency Futures	Short	31	June 2023	(2,954)	(53)
Nikkei 225 Index Futures	Short	15	June 2023	(3,186)	(65)
S&P Mid 400 E-mini Index Futures	Short	15	June 2023	(3,794)	(55)
FTSE 100 Index Futures	Short	47	June 2023	(4,439)	(77)
British Pound Currency Futures	Short	59	June 2023	(4,556)	(130)
Mini MSCI Emerging Market Index Futures	Short	207	June 2023	(10,303)	(414)
Euro Stoxx 50 Index Futures	Short	385	June 2023	(17,815)	(888)
Euro Currency Futures	Short	136	June 2023	(18,536)	(431)
S&P 500 E-mini Index Futures	Short	184	June 2023	(38,067)	(1,865)
					$(3,560)
American Funds Insurance Series — Portfolio Series — Page 10 of 12

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.02%
American Funds Insurance Series – Global Growth Fund, Class 1	$93,020	$6,013	$14,626	$(3,278)	$12,228	$93,357	$—	$—
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	74,423	4,851	9,309	(3,704)	8,432	74,693	—	—
Asset allocation funds 10.02%
American Funds Insurance Series – Asset Allocation Fund, Class 1	37,229	1,800	2,519	(26)	880	37,364	—	—
Balanced funds 25.02%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1[1]	93,020	3,193	6,751	(227)	4,122	93,357	—	—
Fixed income funds 15.02%
American Funds Insurance Series – Capital World Bond Fund, Class 1	55,826	4,419	5,872	(1,502)	3,158	56,029	—	—
Total 95.10%				$(8,737)	$28,820	$354,800	$—	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 3/31/2023.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $600,254,000, $518,885,000 and $154,790,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,463,126,000, $1,667,740,000 and $540,113,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2023, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
INGEFP1-875-0523O-S89752
American Funds Insurance Series — Portfolio Series — Page 12 of 12